Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

Other than the transactions disclosed elsewhere in the condensed financial statements, the following are the other significant related party transactions and balances:

At June 30, 2022 and December 31, 2021, the due to related party balance totaled $392,194. The balance represents advances from the majority shareholder for payment of Company expenses. The amount is unsecured, non-interest bearing with no terms of repayment. The shareholder has agreed in writing that no payment will be required by the Company to the lender prior to January 31, 2023.

Included in common stock issued for services during the six months ended June 30, 2022, were 500,000 shares of common stock issued to the Chief Financial Officer of the Company (Note 9).

Included in common stock issued for services during the six months ended June 30, 2021, were 30,000 shares of common stock issued to the three directors of the Company (Note 9).

As of June 30, 2022, $16,896 was due to a company wholly owned by the Company’s Chief Financial Officer. The amount is included in accounts payable in the Condensed Balance Sheet.

As of June 30, 2022, the outstanding balance on the related party line of credit of $2,004,767 was due to a Lender, whose managing member is a member of the board of directors (Note 8).

10. Related Party Transactions

Other than the transactions disclosed elsewhere in the financial statements, the following are the other significant related party transactions and balances:

At December 31, 2021, the due to stockholder balance totaled $392,194 (2020 - $382,600). The due to stockholder balance represents advances from the majority stockholder for payment of Company expenses, net of repayments when cash is collected on the issuance of shares of common stock or payments of stockholder liabilities by the Company. The amount is unsecured, non-interest bearing with no terms of repayment. The stockholder has agreed in writing that no payment will be required by the Company to the lender prior to January 31, 2023.

Included in common stock issued for services during December 31, 2021, were 50,000 shares of common stock issued to Directors of the Company (Note 8).